Schedule of key management personnel's remuneration (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Key management personnel's remuneration - salaries	$ 1,518	$ 486	$ 605